SHARE-BASED COMPENSATION PLANS - Schedule of Non-Vested Performance Share Unit Awards (Details) - Performance Shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Beginning balance (in shares)	52,682	51,000	54,861
Granted (in shares)	27,204	18,713	14,975
Increase/(Decrease) on vesting units due to performance (in shares)	(4,967)	8,354	(4,063)
Vested (in shares)	10,446	24,053	14,023
Forfeited (in shares)	29,491	1,332	750
Ending balance (in shares)	34,982	52,682	51,000
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0	$ 0	$ 0
Granted (in dollars per share)	344.48	369.52	382.39
Increase/(Decrease) on vesting units due to performance (in dollars per share)	0	0	0
Vested (in dollars per share)	362.70	386.81	340.44
Forfeited (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 0	$ 0	$ 0